Note 5 - Loans and Related Allowance for Loan and Lease Losses - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Individually evaluated for impairment	$ 22,315	$ 7,969
Total loans	1,352,872	981,691
Collectively evaluated for impairment	1,324,489	973,722
Financial Asset Acquired with Credit Deterioration [Member]
Total loans	6,068	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Individually evaluated for impairment	5,650	731
Total loans	191,748	111,470
Collectively evaluated for impairment	186,098	110,739
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Individually evaluated for impairment	13,570	5,297
Total loans	380,580	283,618
Collectively evaluated for impairment	364,018	278,321
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	2,992	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Individually evaluated for impairment	0	0
Total loans	58,251	31,189
Collectively evaluated for impairment	58,251	31,189
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Residential Portfolio Segment [Member]
Individually evaluated for impairment	1,023	1,104
Total loans	296,308	240,089
Collectively evaluated for impairment	295,261	238,985
Residential Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	24	0
Commercial And Industrial [Member]
Individually evaluated for impairment	1,828	587
Total loans	195,602	148,812
Collectively evaluated for impairment	193,774	148,225
Commercial And Industrial [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Home Equity Lines of Credit [Member]
Individually evaluated for impairment	244	250
Total loans	128,065	104,355
Collectively evaluated for impairment	127,821	104,105
Home Equity Lines of Credit [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Construction and Other [Member]
Individually evaluated for impairment	0	0
Total loans	94,199	54,148
Collectively evaluated for impairment	91,147	54,148
Construction and Other [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	3,052	0
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	0	0
Total loans	8,119	8,010
Collectively evaluated for impairment	8,119	8,010
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	$ 0	$ 0